Taxes - Tax loss carry-forwards (Details) - SEK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred income tax assets and liabilities
Total tax loss carry-forwards recognized	kr 728	kr 6,426	kr 6,725
Total tax loss carry-forwards unrecognized	5,103	1,127	5,086
Total tax loss carry-forwards	5,831	7,553	11,811
With expiration date
Deferred income tax assets and liabilities
Total tax loss carry-forwards recognized		1,080	123
Total tax loss carry-forwards unrecognized	3	268	3,990
Total tax loss carry-forwards	3	1,348	4,113
Expires in five years
Deferred income tax assets and liabilities
Total tax loss carry-forwards unrecognized	1	266	592
Total tax loss carry-forwards	1	266	592
More than five years
Deferred income tax assets and liabilities
Total tax loss carry-forwards recognized		1,080	123
Total tax loss carry-forwards unrecognized	2	2	3,398
Total tax loss carry-forwards	2	1,082	3,521
No expiration date
Deferred income tax assets and liabilities
Total tax loss carry-forwards recognized	728	5,346	6,602
Total tax loss carry-forwards unrecognized	5,100	859	1,096
Total tax loss carry-forwards	kr 5,828	kr 6,205	kr 7,698